Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2021 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 0.6%
35,122	BlackRock Floating Rate Income Strategies Fund, Inc.	$454,830
	TOTAL CLOSED-END FUNDS
	(Cost $453,279)	454,830
	COMMON STOCKS — 69.7%
	OTHER COMMON STOCKS — 17.5%
	COMMUNICATIONS — 0.4%
4,500	Verizon Communications, Inc.	254,205
	ENERGY — 4.9%
11,700	Baker Hughes Co.	285,480
24,600	DCP Midstream LP	619,182
19,600	Enbridge, Inc.[1]	754,208
17,473	Kinder Morgan, Inc.	320,455
14,500	NuStar Energy LP	266,075
23,818	Targa Resources Corp.	925,567
23,400	Williams Cos., Inc.	616,356
		3,787,323
	UTILITIES — 12.2%
31,600	AES Corp.	802,956
4,900	Alliant Energy Corp.	280,035
8,810	American Electric Power Co., Inc.	757,660
4,802	Brookfield Infrastructure Corp. - Class A1	343,727
10,800	Brookfield Infrastructure Partners LP1	585,576
9,812	Brookfield Renewable Corp. - Class A1	419,169
20,700	CenterPoint Energy, Inc.	523,710
19,400	Clearway Energy, Inc. - Class A	487,522
6,400	CMS Energy Corp.	401,536
13,070	Dominion Energy, Inc.	995,150
2,247	DTE Energy Co.	310,063
5,100	Duke Energy Corp.	511,122
6,500	Entergy Corp.	684,190
1,836	Evergy, Inc.	113,814
12,300	NextEra Energy, Inc.	900,606
12,500	NRG Energy, Inc.	401,875
6,100	Sempra Energy	826,489
3,800	South Jersey Industries, Inc.	101,308
		9,446,508
	TOTAL OTHER COMMON STOCKS
	(Cost $10,654,392)	13,488,036
	REIT COMMON STOCKS — 52.2%
	FINANCIAL — 52.2%
10,512	Agree Realty Corp.	738,783

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
3,200	Alexandria Real Estate Equities, Inc.	$570,432
5,400	American Campus Communities, Inc.	254,664
2,900	American Tower Corp.	740,834
23,200	Americold Realty Trust	882,064
3,900	AvalonBay Communities, Inc.	807,066
12,047	Blackstone Mortgage Trust, Inc. - Class A	385,865
4,900	Boston Properties, Inc.	576,044
6,900	Brixmor Property Group, Inc.	156,699
22,399	Broadstone Net Lease, Inc.	489,194
7,678	Camden Property Trust	962,668
29,060	CareTrust REIT, Inc.	676,517
5,500	Community Healthcare Trust, Inc.	260,040
24,910	Corporate Office Properties Trust	687,516
11,900	Cousins Properties, Inc.	441,371
7,500	Crown Castle International Corp.	1,421,250
8,949	CyrusOne, Inc.	659,989
25,500	DiamondRock Hospitality Co.	246,840
10,912	Digital Realty Trust, Inc.	1,653,823
24,800	Easterly Government Properties, Inc.	514,104
2,275	Equinix, Inc.	1,676,038
3,400	Equity LifeStyle Properties, Inc.	240,924
30,500	Essential Properties Realty Trust, Inc.	780,800
2,900	Essex Property Trust, Inc.	856,341
8,043	Extra Space Storage, Inc.	1,204,922
5,000	First Industrial Realty Trust, Inc.	253,200
9,100	Getty Realty Corp.	283,283
8,500	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	418,285
34,513	Healthpeak Properties, Inc.	1,152,044
14,300	Highwoods Properties, Inc.	653,224
26,100	Host Hotels & Resorts, Inc.	448,137
23,500	Hudson Pacific Properties, Inc.	681,265
36,300	Independence Realty Trust, Inc.	620,004
28,300	Invitation Homes, Inc.	1,026,441
8,800	Kilroy Realty Corp.	617,848
6,400	Life Storage, Inc.	636,416
11,250	MGM Growth Properties LLC - Class A	403,537
5,400	Mid-America Apartment Communities, Inc.	867,780
14,137	National Retail Properties, Inc.	655,250
9,678	Omega Healthcare Investors, Inc.	354,408
11,100	Pebblebrook Hotel Trust	248,085
30,800	Physicians Realty Trust	558,404
1,700	PotlatchDeltic Corp.	102,340

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
19,701	Prologis, Inc.	$2,321,566
5,100	Public Storage	1,440,648
9,900	QTS Realty Trust, Inc. - Class A	627,462
11,200	Regency Centers Corp.	723,520
11,636	Retail Opportunity Investments Corp.	207,819
18,400	RLJ Lodging Trust	282,808
16,000	Sabra Health Care REIT, Inc.	279,520
4,300	Simon Property Group, Inc.	552,507
28,384	STAG Industrial, Inc.	1,013,593
10,300	Starwood Property Trust, Inc.	261,517
5,698	STORE Capital Corp.	196,011
26,295	Summit Hotel Properties, Inc.	252,695
4,600	Sun Communities, Inc.	770,132
11,500	Sunstone Hotel Investors, Inc.	144,440
24,200	UDR, Inc.	1,152,646
13,400	VICI Properties, Inc.	417,142
8,100	Weingarten Realty Investors	265,437
17,464	Welltower, Inc.	1,305,783
6,800	Weyerhaeuser Co.	258,128
		40,338,113
	TOTAL REIT COMMON STOCKS
	(Cost $29,004,771)	40,338,113
	TOTAL COMMON STOCKS
	(Cost $39,659,163)	53,826,149

Principal Amount
	CORPORATE BONDS — 0.3%
	UTILITIES — 0.3%
$200,000	CenterPoint Energy, Inc. 6.125% (3-Month USD Libor+327 basis points)[2,3,4]	213,625
	TOTAL CORPORATE BONDS
	(Cost $200,000)	213,625

Number of Shares
	MASTER LIMITED PARTNERSHIPS — 9.2%
	ENERGY — 8.6%
3,200	Cheniere Energy Partners LP	132,032
104,852	Energy Transfer LP	1,038,035
49,984	Enterprise Products Partners LP	1,180,122
35,382	Genesis Energy LP	330,468
10,901	Magellan Midstream Partners LP	537,310

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

Number of Shares		Value
	MASTER LIMITED PARTNERSHIPS (Continued)
	ENERGY (Continued)
39,172	MPLX LP	$1,121,494
109,700	Plains All American Pipeline LP	1,155,141
6,000	USA Compression Partners LP	92,580
16,656	Viper Energy Partners LP	300,308
36,800	Western Midstream Partners LP	735,264
		6,622,754
	UTILITIES — 0.6%
7,300	NextEra Energy Partners LP	499,101
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $5,315,982)	7,121,855
	PREFERRED STOCKS — 10.5%
	ENERGY — 0.4%
12,400	Energy Transfer LP, 7.625%[2,3,4]	309,752
	FINANCIAL — 8.6%
19,898	American Homes 4 Rent, 5.875%[2,3]	519,537
10,500	Armada Hoffler Properties, Inc., 6.750%[2,3]	290,325
10,732	Centerspace, 6.625%[2,3]	284,184
10,200	Digital Realty Trust, Inc., 5.200%[2,3]	283,152
8,980	EPR Properties, 5.750%[2,3]	231,415
13,357	Pebblebrook Hotel Trust, 6.375%[2,3]	338,600
17,513	Pebblebrook Hotel Trust, 6.375%[2,3]	445,005
14,900	Pebblebrook Hotel Trust, 6.375%[2,3]	385,016
11,600	PS Business Parks, Inc., 4.875%[2,3]	314,360
13,600	PS Business Parks, Inc., 5.200%[2,3]	352,784
20,800	Public Storage, 4.875%[2,3]	567,632
4,476	Public Storage, 5.600%[2,3]	125,283
10,500	Rexford Industrial Realty, Inc., 5.625%[2,3]	291,165
14,800	Saul Centers, Inc., 6.000%[2,3]	393,976
12,800	Saul Centers, Inc., 6.125%[2,3]	338,816
10,800	Summit Hotel Properties, Inc., 6.250%[2,3]	287,928
12,827	Summit Hotel Properties, Inc., 6.450%[2,3]	326,960
15,400	Sunstone Hotel Investors, Inc., 6.125%[2,3]	411,796
10,107	Sunstone Hotel Investors, Inc., 6.950%[2,3]	255,404
9,100	Vornado Realty Trust, 5.250%[2,3]	242,242
		6,685,580
	UTILITIES — 1.5%
14,400	Brookfield Infrastructure Partners LP, 5.000%[1,2,3]	359,136
9,700	CMS Energy Corp., 5.875%, 10/15/2078[2]	267,526
7,200	Duke Energy Corp., 5.625%, 9/15/2078[2]	195,264

Securian AM Real Asset Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	UTILITIES (Continued)
11,400	Sempra Energy, 5.750%, 7/1/2079[2]	$309,624
		1,131,550
	TOTAL PREFERRED STOCKS
	(Cost $7,557,964)	8,126,882

Principal Amount
	U.S. GOVERNMENT SECURITIES — 9.6%
	United States Treasury Inflation Indexed Bonds
$587,480	0.625%, 7/15/2021	594,315
458,912	0.125%, 1/15/2023	481,722
568,965	0.375%, 7/15/2023	609,957
1,198,915	0.125%, 7/15/2024	1,303,740
1,404,890	2.375%, 1/15/2025	1,651,770
446,676	0.375%, 7/15/2025	496,435
612,975	0.625%, 1/15/2026	688,813
805,435	3.875%, 4/15/2029	1,140,736
306,303	2.125%, 2/15/2040	450,888
	TOTAL U.S. GOVERNMENT SECURITIES
	(Cost $6,791,036)	7,418,376

Number of Shares
	SHORT-TERM INVESTMENTS — 0.3%
235,750	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 0.03%[5]	235,750
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $235,750)	235,750

	TOTAL INVESTMENTS — 100.2%
	(Cost $60,213,174)	77,397,467
	Liabilities in Excess of Other Assets — (0.2)%	(127,829)
	TOTAL NET ASSETS — 100.0%	$77,269,638

LLC – Limited Liability Company
LP – Limited Partnership
REIT – Real Estate Investment Trusts

[1]	Foreign security denominated in U.S. Dollars.
[2]	Callable.
[3]	Perpetual security. Maturity date is not applicable.
[4]	Variable rate security.
[5]	The rate is the annualized seven-day yield at period end.

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 17.2%
	BASIC MATERIALS — 0.9%
$300,000	Sherwin-Williams Co. 3.950%, 1/15/2026[1]	$335,746
250,000	Yara International A.S.A. 4.750%, 6/1/2028[1,2,3]	293,259
		629,005
	COMMUNICATIONS — 2.8%
300,000	AT&T, Inc. 4.500%, 5/15/2035[1]	344,772
250,000	Comcast Corp. 4.650%, 7/15/2042	306,427
500,000	E*TRADE Financial Corp. 2.950%, 8/24/2022[1]	515,091
298,000	Verizon Communications, Inc. 2.987%, 10/30/2056[1]	266,665
300,000	ViacomCBS, Inc. 3.500%, 1/15/2025[1]	324,177
250,000	Vodafone Group PLC 4.125%, 5/30/2025[3]	280,197
		2,037,329
	CONSUMER, CYCLICAL — 0.2%
148,608	British Airways 2013-1 Class A Pass-Through Trust 4.625%, 12/20/2025[2]	154,193
	CONSUMER, NON-CYCLICAL — 2.0%
300,000	Abbott Laboratories 4.750%, 4/15/2043[1]	388,779
173,046	CVS Pass-Through Trust 6.943%, 1/10/2030	211,875
250,000	Global Payments, Inc. 4.800%, 4/1/2026[1]	287,701
500,000	Takeda Pharmaceutical Co., Ltd. 5.000%, 11/26/2028[1,3]	597,517
		1,485,872
	ENERGY — 2.4%
300,000	Florida Gas Transmission Co. LLC 4.350%, 7/15/2025[1,2]	332,718
250,000	ONEOK, Inc. 4.000%, 7/13/2027[1]	276,228
200,000	Phillips 66 4.650%, 11/15/2034[1]	234,435
	Valero Energy Corp.
300,000	3.650%, 3/15/2025	326,853

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$250,000	4.350%, 6/1/2028[1]	$281,439
250,000	Williams Cos., Inc. 3.750%, 6/15/2027[1]	277,600
		1,729,273
	FINANCIAL — 6.5%
200,000	Alexandria Real Estate Equities, Inc. 4.300%, 1/15/2026[1]	225,191
250,000	Allied World Assurance Co. Holdings Ltd. 4.350%, 10/29/2025[1,3]	272,469
250,000	American Express Co. 2.500%, 8/1/2022[1]	256,098
200,000	Assured Guaranty U.S. Holdings, Inc. 5.000%, 7/1/2024	224,676
200,000	Barclays PLC 4.375%, 1/12/2026[3]	224,946
250,000	Capital One Financial Corp. 4.250%, 4/30/2025[1]	279,900
300,000	Essex Portfolio LP 3.500%, 4/1/2025[1]	325,970
200,000	First American Financial Corp. 4.600%, 11/15/2024	223,075
250,000	Hanover Insurance Group, Inc. 4.500%, 4/15/2026[1]	284,205
250,000	Healthcare Trust of America Holdings LP 3.750%, 7/1/2027[1]	279,616
250,000	Horace Mann Educators Corp. 4.500%, 12/1/2025[1]	274,442
250,000	Invesco Finance PLC 3.750%, 1/15/2026[3]	277,791
250,000	Kimco Realty Corp. 3.400%, 11/1/2022[1]	259,333
250,000	Liberty Mutual Group, Inc. 4.250%, 6/15/2023[2]	268,573
250,000	Manulife Financial Corp. 4.150%, 3/4/2026[3]	283,113
200,000	Old Republic International Corp. 4.875%, 10/1/2024[1]	224,262
250,000	PNC Bank N.A. 2.450%, 7/28/2022[1]	256,148
250,000	Synchrony Bank 3.000%, 6/15/2022[1]	256,342
		4,696,150

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIAL — 1.9%
$250,000	General Dynamics Corp. 3.500%, 5/15/2025[1]	$275,065
250,000	Kansas City Southern 4.300%, 5/15/2043[1]	280,346
250,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.900%, 2/1/2024[1,2]	269,838
250,000	Textron, Inc. 4.000%, 3/15/2026[1]	277,608
250,000	Tyco Electronics Group S.A. 3.700%, 2/15/2026[1,3]	273,989
		1,376,846
	TECHNOLOGY — 0.2%
100,000	Hewlett Packard Enterprise Co. 4.900%, 10/15/2025[1]	114,205
	UTILITIES — 0.3%
200,000	Oglethorpe Power Corp. 4.250%, 4/1/2046[1]	212,087
	TOTAL CORPORATE BONDS
	(Cost $11,149,740)	12,434,960

Number of Shares
	EXCHANGE-TRADED FUNDS — 55.3%
80,666	iShares Core S&P 500 ETF[4]	34,012,819
45,500	iShares iBoxx $ Investment Grade Corporate Bond ETF	5,992,805
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $22,820,471)	40,005,624

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.1%
	CALL OPTIONS — 0.0%
144	CBOE Volatility Index Exercise Price: $21.00, Notional Amount: $302,400 Expiration Date: June 30, 2021	30,960
	TOTAL CALL OPTIONS
	(Cost $31,024)	30,960
	PUT OPTIONS — 0.1%
13	S&P 500 Index Exercise Price: $4,085.00, Notional Amount: $5,310,500 Expiration Date: June 30, 2021	40,040
	TOTAL PUT OPTIONS
	(Cost $46,144)	40,040

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS (Continued)
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $77,168)	71,000

Principal Amount
	U.S. GOVERNMENT SECURITIES — 4.7%
$3,400,000	United States Treasury Note 2.625%, 12/15/2021	3,447,508
	TOTAL U.S. GOVERNMENT SECURITIES
	(Cost $3,386,597)	3,447,508

Number of Shares
	SHORT-TERM INVESTMENTS — 21.3%
15,389,240	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 0.03%[5]	15,389,240
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,389,240)	15,389,240

	TOTAL INVESTMENTS — 98.6%
	(Cost $52,823,216)	71,348,332
	Other Assets in Excess of Liabilities — 1.4%	994,519
	TOTAL NET ASSETS — 100.0%	$72,342,851

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
(144)	CBOE Volatility Index Exercise Price: $30.00, Notional Amount: $(432,000) Expiration Date: June 30, 2021	(14,400)
	TOTAL CALL OPTIONS
	(Proceeds $13,750)	(14,400)
	PUT OPTIONS — (0.0)%
(13)	S&P 500 Index Exercise Price: $3,670.00, Notional Amount: $(4,771,000) Expiration Date: June 30, 2021	(7,410)
	TOTAL PUT OPTIONS
	(Proceeds $8,864)	(7,410)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $22,614)	$(21,810)

ETF – Exchange-Traded Fund
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,318,581, which represents 1.8% of total net assets of the Fund.
[3]	Foreign security denominated in U.S. Dollars.
[4]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $4,216,500.
5	The rate is the annualized seven-day yield at period end.

Securian AM Balanced Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Notional	Value at	Appreciation
Long (Short)	Description	Date	Value	May 31, 2021	(Depreciation)
86	E-mini S&P 500 Index	June 2021	$17,553,312	$18,070,320	$517,008
TOTAL FUTURES CONTRACTS			$17,553,312	$18,070,320	$517,008

Securian AM Equity Stabilization Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 90.8%
16,365	BlackRock Short Maturity Bond ETF	$821,523
36,907	iShares Core High Dividend ETF	3,620,577
65,571	iShares MSCI EAFE Min Vol Factor ETF	5,012,247
21,186	iShares MSCI Emerging Markets Min Vol Factor ETF	1,372,853
27,246	iShares MSCI Germany ETF	974,862
90,049	iShares MSCI USA Min Vol Factor ETF[1]	6,535,756
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $12,235,549)	18,337,818

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.1%
	CALL OPTIONS — 0.0%
34	CBOE Volatility Index Exercise Price: $21.00, Notional Amount: $71,400 Expiration Date: June 30, 2021	7,310
	TOTAL CALL OPTIONS
	(Cost $7,325)	7,310
	PUT OPTIONS — 0.1%
5	S&P 500 Index Exercise Price: $4,085.00, Notional Amount: $2,042,500 Expiration Date: June 30, 2021	15,400
	TOTAL PUT OPTIONS
	(Cost $17,748)	15,400
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $25,073)	22,710

Number of Shares
	SHORT-TERM INVESTMENTS — 8.3%
1,666,898	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Class Institutional, 0.03%[2]	1,666,898
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,666,898)	1,666,898

	TOTAL INVESTMENTS — 99.2%
	(Cost $13,927,520)	20,027,426
	Other Assets in Excess of Liabilities — 0.8%	161,113
	TOTAL NET ASSETS — 100.0%	$20,188,539

Securian AM Equity Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	CALL OPTIONS — (0.0)%
(34)	CBOE Volatility Index Exercise Price: $30.00, Notional Amount: $(102,000) Expiration Date: June 30, 2021	$(3,400)
	TOTAL CALL OPTIONS
	(Proceeds $3,247)	(3,400)
	PUT OPTIONS — (0.0)%
(5)	S&P 500 Index Exercise Price: $3,670.00, Notional Amount: $(1,835,000) Expiration Date: June 30, 2021	(2,850)
	TOTAL PUT OPTIONS
	(Proceeds $3,409)	(2,850)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $6,656)	$(6,250)

ETF – Exchange-Traded Fund

[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $725,800.
[2]	The rate is the annualized seven-day yield at period end.

Securian AM Equity Stabilization Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2021 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	May 31, 2021	(Depreciation)

14	E-mini S&P 500 Index	June 2021	$2,841,124	$2,941,680	$100,556

TOTAL FUTURES CONTRACTS			$2,841,124	$2,941,680	$100,556